Fixed assets, net (Details Narrative) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Software (ERP Implementation)	€ 87,800	€ 87,800
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Software (ERP Implementation)	€ 87,800